Consolidated Statement of Changes in Stockholders' Equity (Unaudited) (USD $) In Thousands, except Share data	Common Stock	Additional Paid-in Capital	Retained Earnings	Newcastle's Equity	Accumulated Other Comprehensive Income (Loss)	Total
Equity, beginning at Dec. 08, 2011
Capital contributions				40,492		40,492
Capital distributions				(1,398)		(1,398)
Net income				714		714
Equity, ending at Dec. 31, 2011				39,808		39,808
Capital contributions				368,294		368,294
Contributions in-kind				164,142		164,142
Capital distributions				(250,661)		(250,661)
Net income				41,247		41,247
Other comprehensive income					15,526	15,526
Equity, ending at Dec. 31, 2012		362,830		362,830	15,526	378,356
Dividends declared			(62,020)			(62,020)
Capital contributions		893,466				893,466
Contributions in-kind		1,093,684				1,093,684
Capital distributions		(1,228,054)				(1,228,054)
Issuance of common stock	2,530	(2,530)
Issuance of common stock, shares	253,025,645
Option exercise	2	(2)
Option exercise, shares	160,634
Net income		37,646	147,796			185,442	[1]
Other comprehensive income					162	162
Equity, ending at Sep. 30, 2013	$ 2,532	$ 1,157,040	$ 85,776		$ 15,688	$ 1,261,036	[2]
Common stock, shares - ending at Sep. 30, 2013	253,186,279					253,186,279

[1]	(A) Represents our historical consolidated statement of income for the nine months ended September 30, 2013 and year ended December 31, 2012.
[2]	(A) Represents our historical consolidated balance sheet at September 30, 2013.